Lease expense on variable rents, low-value, and short-term assets (Details) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Variables (0.5% e 1.6% of sales) [member]
IfrsStatementLineItems [Line Items]
Expenses (revenues) for the period:	R$ (6)	R$ (16)	R$ (19)
Subleases [member]
IfrsStatementLineItems [Line Items]
Expenses (revenues) for the period:	R$ 31	R$ 22	R$ 20